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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Para Advisors, LLC
Address:    520 Madison Avenue
            New York, New York  10022

Form 13F File Number:     028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Harlan Schier
Title:      Chief Financial Officer
Phone:      212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier           New York, New York              February 14, 2013
------------------          ------------------              -----------------
   [Signature]                [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                  0
                                                            ----------

Form 13F Information Table Entry Total:                            27
                                                            ----------

Form 13F Information Table Value Total:                      $ 78,489
                                                            ----------
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                      Para Advisors, LLC
                                                   Form 13F Information Table
                                                Quarter ended December 31, 2012


                                                              VALUE    SHRS or  SH/  PUT/  INVE  OTHR
     NAME OF ISSUER           TITLE OF CLASS       CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISC  MNGRS  SOLE    SHARED  NONE
----------------------------  ---------------    ---------  ---------  -------  ---  ----  ----- ----- -------  ------  ----
AERCAP HOLDINGS NV            SHS                N00985106  $  2,744   200,000  SH         SOLE        200,000
AMERICAN INTL GROUP INC       COM NEW            026874784  $  2,648    75,000  SH         SOLE         75,000
APPLE INC                     COM                037833100  $  2,661     5,000  SH         SOLE          5,000
BOSTON SCIENTIFIC CORP        COM                101137107  $  2,006   350,000  SH         SOLE        350,000
CHUBB CORP                    COM                171232101  $  3,766    50,000  SH         SOLE         50,000
CLEARWATER PAPER CORP         COM                18538R103  $  1,958    50,000  SH         SOLE         50,000
COBALT INTL ENERGY INC        COM                19075F106  $  2,456   100,000  SH         SOLE        100,000
CURRENCYSHS JAPANESE YEN TR   JAPANESE YEN       23130A102  $  8,477    75,000  SH   PUT   SOLE         75,000
CURRENCYSHARES AUSTRALIAN DL  AUSTRALIAN DOL     23129U101  $  7,811    75,000  SH   PUT   SOLE         75,000
DEUTSCHE BK AG LONDON BRH     INV JAP GOV BD     25154P170  $    586    30,000  SH         SOLE         30,000
DEUTSCHE BK AG LONDON BRH     3X INV JAP GOV     25154P188  $    606    32,500  SH         SOLE         32,500
GENERAL GROWTH PPTYS INC NEW  COM                370023103  $  2,978   150,000  SH         SOLE        150,000
GOLDMAN SACHS GROUP INC       COM                38141G104  $  4,465    35,000  SH         SOLE         35,000
HERBALIFE LTD                 COM USD SHS        G4412G101  $  2,471    75,000  SH   PUT   SOLE         75,000
KKR FINANCIAL HLDGS LLC       COM                48248A306  $  2,112   200,000  SH         SOLE        200,000
KKR & CO L P DEL              COM UNITS          48248M102  $  2,285   150,000  SH         SOLE        150,000
LAUDER ESTEE COS INC          CL A               518439104  $  2,095    35,000  SH         SOLE         35,000
OAKTREE CAP GROUP LLC         UNIT 99/99/9999    674001201  $  2,275    50,000  SH         SOLE         50,000
PENNYMAC MTG INVT TR          COM                70931T103  $  3,794   150,000  SH         SOLE        150,000
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SER N     780097770  $  1,689    75,000  SH         SOLE         75,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF M      780097796  $  1,694    75,000  SH         SOLE         75,000
SCHLUMBERGER LTD              COM                806857108  $  2,425    35,000  SH         SOLE         35,000
TE CONNECTIVITY LTD           REG SHS            H84989104  $  3,712   100,000  SH         SOLE        100,000
TEVA PHARMACEUTICAL INDS LTD  ADR                881624209  $  2,801    75,000  SH         SOLE         75,000
TIMKEN CO                     COM                887389104  $  2,392    50,000  SH         SOLE         50,000
VIVUS INC                     COM                928551100  $    671    50,000  SH         SOLE         50,000
WILLIAMS COS INC DEL          COM                969457100  $  4,911   150,000  SH         SOLE        150,000

                                                 Total      $ 78,489
